Discontinued Operations - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Discontinued Operations [Abstract]
Net income (loss) from discontinued operations	€ 0	€ 73